Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of changes in restructuring liability balance by segment
Changes in the restructuring liability balances for each reportable segment and Corporate are as follows:

	Americas(1)	Southern Europe(2)	Northern Europe	APME	Right Management	Corporate	Total
Balance, January 1, 2014	$6.8	$4.5	$22.2	$1.8	$12.3	$0.8	$48.4
Costs paid or utilized	(5.7)	(2.2)	(16.4)	(1.3)	(10.0)	0.1	(35.5)
Balance, December 31, 2014	1.1	2.3	5.8	0.5	2.3	0.9	12.9
Severance costs	2.5	—	8.6	0.9	1.1	—	13.1
Office closure costs	0.7	—	0.4	2.0	0.2	—	3.3
Costs paid or utilized	(0.8)	(0.6)	(6.3)	(1.7)	(2.8)	(0.7)	(12.9)
Balance, December 31, 2015	$3.5	$1.7	$8.5	$1.7	$0.8	$0.2	$16.4

(1) Balance related to United States was $5.1 as of January 1, 2014. In 2014, United States paid/utilized $4.1, leaving a $1.0 liability as of December 31, 2014. In 2015, United States incurred $2.3 for severance costs and $0.7 for office closure costs and paid/utilized $1.1, leaving a $2.9 liability as of December 31, 2015.
(2) Balance related to France was $3.5 as of January 1, 2014. In 2014, France paid/utilized $1.4, leaving a $2.1 liability as of December 31, 2014. In 2015, France paid/utilized $0.6, leaving a $1.5 liability as of December 31, 2015. Italy had a $0.9 liability as of January 1, 2014. In 2014, Italy paid/utilized $0.9, leaving no liability as of December 31, 2014 or 2015.

Schedule of fair value of assets and liabilities measured on a recurring basis
The assets and liabilities measured and recorded at fair value on a recurring basis were as follows:

	Fair Value Measurements Using				Fair Value Measurements Using
	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Foreign currency forward contracts	$0.1	$—	$0.1	$—	$0.1	$—	$0.1	$—
Deferred compensation plan assets	84.1	84.1	—	—	81.4	81.4	—	—
	$84.2	$84.1	$0.1	$—	$81.5	$81.4	$0.1	$—
Liabilities
Foreign currency forward contracts	$0.5	$—	$0.5	$—	$—	$—	$—	$—
	$0.5	$—	$0.5	$—	$—	$—	$—	$—

Schedule of goodwill, finite-lived intangible assets and indefinite-lived intangible assets
We have goodwill, finite-lived intangible assets and indefinite-lived intangible assets as follows:

	2015			2014
December 31	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Goodwill(1)	$1,257.4	$—	$1,257.4	$1,075.2	$—	$1,075.2
Intangible assets:
Finite-lived:
Technology	$—	$—	$—	$19.6	$19.6	$—
Franchise agreements	—	—	—	18.0	18.0	—
Customer relationships	425.6	256.7	168.9	359.9	225.6	134.3
Other	16.9	9.9	7.0	14.2	13.0	1.2
	442.5	266.6	175.9	411.7	276.2	135.5
Indefinite-lived:
Tradenames(2)	54.0	—	54.0	54.0	—	54.0
Reacquired franchise rights	96.6	—	96.6	97.3	—	97.3
	150.6	—	150.6	151.3	—	151.3
Total intangible assets	$593.1	$266.6	$326.5	$563.0	$276.2	$286.8

(1) Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2015 and 2014.
(2) Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2015 and 2014.

Summary of property and equipment
A summary of property and equipment as of December 31 is as follows:

	2015	2014
Land	$5.4	$5.7
Buildings	16.7	19.2
Furniture, fixtures, and autos	166.6	178.2
Computer equipment	133.2	153.0
Leasehold improvements	263.5	277.4
Property and equipment	$585.4	$633.5